Condensed Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Accounts receivable, net of allowances (in Dollars)	$ 109	$ 109
Redeemable convertible preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized	26,316,129	26,316,129
Redeemable convertible preferred stock, shares issued	19,248,537	19,248,537
Redeemable convertible preferred stock, shares outstanding	19,248,537	19,248,537
Liquidation preference (in Dollars)	$ 284,826	$ 284,826
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	45,000,000	45,000,000
Common stock, shares issued	12,718,968	12,280,051
Common stock, shares outstanding	12,718,968	12,280,051